As filed with the Securities and Exchange Commission on May 29, 2008
                                             Commission File Nos. 333-70472
                                                                  811-08664

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 --------------

                                    FORM N-4
                                 --------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.               | |

Post-Effective Amendment No. 52           |X|

                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.   156                        |X|

                                 --------------
                      JACKSON NATIONAL SEPARATE ACCOUNT - I
                           (Exact Name of Registrant)
                                 --------------

                     JACKSON NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                    1 Corporate Way, Lansing, Michigan 48951
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (517) 381-5500

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:

                            Anthony L. Dowling, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951


It is proposed that this filing will become effective:

___  immediately upon filing pursuant to paragraph (b)
_X_  on June 28, 2008, pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a)(1)
___  on [date] pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

_X_ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts.

EXPLANATORY NOTE: Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 52, is to designate a new effective date of the Post-Effective Amendment No. 51, which was filed on April 2, 2008 (Accession No. 0000927730-08-000091). Parts A, B and C of
Post-Effective Amendment No. 52 are unchanged and hereby incorporated by reference.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 29th day of May, 2008.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company


By:  THOMAS J. MEYER
     Thomas J. Meyer
     Senior Vice President, Secretary,
     and General Counsel

Jackson National Life Insurance Company
(Depositor)


By:  THOMAS J. MEYER
     Thomas J. Meyer
     Senior Vice President, Secretary,
     and General Counsel

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


 THOMAS J. MEYER                                         May 29, 2008
Clark P. Manning, Jr., President, Chief
Executive Officer and Director


 THOMAS J. MEYER                                         May 29, 2008
Michael A. Wells, Director


 THOMAS J. MEYER                                         May 29, 2008
Andrew B. Hopping, Executive Vice President -
Chief Financial Officer and Director


 THOMAS J. MEYER                                         May 29, 2008
Robert A. Fritts, Senior Vice President
and Controller


 THOMAS J. MEYER                                         May 29, 2008
James R. Sopha, Executive Vice President and Director


* Thomas J. Meyer, Senior Vice President,
Secretary, General Counsel and Attorney-in-Fact.
pursuant to Power of Attorney executed on January 2, 2008